Compensation and benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits [Abstract]
Wages and salaries	$ 1,078.7	$ 845.6	$ 680.0
Share-based compensation expense	43.5	29.6	20.3
Employer’s national insurance contributions and similar taxes	63.7	60.0	43.2
Short-term monetary benefits	23.7	17.9	15.6
Defined contribution pension cost	15.1	11.8	8.9
Apprenticeship levy	1.1	0.8	0.7
Redundancy payments	8.4	5.4	1.6
Total staff costs	1,234.2	971.1	770.3
Benefits payable	$ 4.1	$ 1.6	$ 1.6